Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 28, 2011
MFS Aggressive Growth Allocation Fund (Prospectus Summary): | MFS Aggressive Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS Aggressive Growth Allocation Fund
Supplement Text	ck0000783740_SupplementTextBlock

 SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

Certain MFS® Funds

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Aggressive Growth Allocation Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAAGX
MFS Aggressive Growth Allocation Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAALX
MFS Aggressive Growth Allocation Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAGTX
MFS Aggressive Growth Allocation Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBAAX
MFS Aggressive Growth Allocation Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECAAX
MFS Aggressive Growth Allocation Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAGX
MFS Aggressive Growth Allocation Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCAGX
MFS Aggressive Growth Allocation Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIAGX
MFS Aggressive Growth Allocation Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAAFX
MFS Aggressive Growth Allocation Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAWAX
MFS Aggressive Growth Allocation Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAAHX